Loans and Borrowings	6 Months Ended
Jun. 30, 2019
Disclosure of Loans and Borrowings [Abstract]
Loans and Borrowings
Note 10 - Loans and Borrowings

A.	Presented hereunder are details of new loans received during the six month period ended June 30, 2019, relating to the Company’s principal loans and borrowings:

					June 30, 2019
		Original	Interest	Payment	Face	Carrying
Identity of	Loan	amount of	Mechanism	date of	value	amount
borrower	date	loan	and rate	principal	€ in thousands
Four of the Company’s Spanish subsidiaries	March 2019	17.6 million EUR	Annual interest rate equal to the Euribor 6 month rate plus a margin of 2%	June 30 and December 31 of each of the years 2019-2037	16,961	19,949

			Less current maturities		1,041	1,375

			Total material Company loans issued in the period		15,920	18,574

On March 12, 2019, four of the Company’s Spanish indirect wholly-owned subsidiaries entered into a facility agreement governing the procurement of project financing in the aggregate amount of approximately €18.4 million with Bankinter, S.A., or the Facility Agreement. The Facility Agreement amount consists of four tranches in the aggregate amount of €17.6 million and a revolving credit facility to attend the debt service if needed, for a maximum amount of €0.8 million granted to any of the four Spanish Subsidiaries.

The termination date of the Facility Agreement is December 31, 2037 and an annual interest at the rate of Euribor 6 months plus a margin of 2% (with a zero interest floor) is repaid semi-annually on June 30 and December 31. The principal is repaid on a semi-annual basis based on a pre-determined sculptured repayment schedule.

A.	Presented hereunder are details of new loans received during the six month period ended June 30, 2019, relating to the Company’s principal loans and borrowings:

The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Spanish Subsidiaries' net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.

The Facility Agreements includes a cash-sweep payment mechanism and obligation that applies in the event the Spanish Subsidiaries' net debt to regulatory value ratio is equal to or higher than 0.7:1.

The four Spanish Subsidiaries entered into the swap agreements on March 12, 2019 with respect to approximately €17.6 million (with a decreasing notional principal amount based on the amortization table) until December 2037, replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%.

The Project Finance documents require that security interests be provided in connection with the following: (i) the Spanish Subsidiaries' shares (held by the Company's wholly-owned subsidiary, Ellomay Luxemburg Holdings S.àr.l. ("Ellomay Lux"), (ii) pledges over accounts, (iii) pledges over relevant agreements including hedging agreements; and (iv) promissory equipment mortgage.

B.	The Talasol Project Finance –

On April 30, 2019, the Talasol Project reached financial closing. The Talasol Project Finance includes the following facilities:

a)
A term facility in the amount of approximately €65.9 million, with a term ending on September 30, 2033, repaid in unequal sculptured semi-annual installments. Loan amounts drawn from this facility will bear an annual interest of 6 month Euribor (with a zero floor and synchronous with the applicable interest period described below) plus a margin determined based on the stage of the Talasol Project. The applicable margins are: (i) 2.25% until technical completion, (ii) 2% from technical completion until the 5th anniversary of technical completion, (iii) 2.25% from the 5th anniversary of technical completion until the termination date of the power hedge agreement that Talasol entered into last June (the “PPA”, i.e., September 30, 2030), and (iv) 2.5% from the termination date of the PPA until the end of the term of the commercial term facility;

b)
A revolving debt service reserve facility in the amount of €4.45 million, with a term ending on the earlier of: (i) September 30, 2033 or (ii) the date on which the commercial term loan set forth under (a) above has been repaid in full. Loan amounts drawn from this facility will bear an annual interest of 6 month Euribor (with a zero floor) plus a margin determined based on the stage of the Talasol Project. The applicable margins are: (i) 2.5% until technical completion, (ii) 2.25% from technical completion until the 5th anniversary of technical completion, (iii) 2.50% from the 5th anniversary of technical completion until the termination date of the PPA), and (iv) 2.75% from the termination date of the PPA until the termination date;

c)
A VAT facility in the amount of €6.67 million, with a term ending on June 30, 2021, repaid by using balances available in the VAT reimbursement account but in no event later than June 30, 2021. Loan amounts drawn from this facility will bear an annual interest of 1 month Euribor (with a zero floor) plus a margin of 2%;

d)
A letter of credit facility in the initial amount of €12 million, with a term ending on September 30, 2030, to be repaid in full on its termination date and bearing an annual interest of (i) 1.25% for amounts cash covered, and (ii) 2% for any other amounts;

e)
A term facility in the amount of €65 million from EIB, granted under the Investment Plan for Europe known as the Juncker Plan, with a term ending on September 30, 2033, repaid in unequal sculptured semi-annual installments. Loan amounts drawn from this facility will bear an annual interest of Euribor synchronous with the applicable interest period described below plus a margin (expected to be 1.76%); and

f)
A revolving debt service reserve facility from the EIB in the amount of €4.45 million granted by EIB under the Investment Plan for Europe, with a term ending on the earlier of: (i) September 30, 2033 or (ii) the date on which the commercial term loan set forth under (e) above has been repaid in full. Loans drawn from this facility will bear an annual interest of 6 month Euribor (with a zero floor) plus a margin, which is expected to be similar to the CFL Debt Service Reserve Facility under (b) above.

During the construction period, interest payments on the term, revolving debt and VAT facilities will be made on a monthly basis, and semi-annually thereafter (commencing March 31, 2021). The VAT facilities’ interest period, however, remains on a monthly basis. The agreements executed in connection with the Talasol Project Finance provide for mandatory prepayment upon the occurrence of certain events and various customary representations, warranties and covenants, including covenants to maintain a Historic and Projected DSCR not lower than 1.05:1, and not to make distributions in the event that: (i) the Historic and Projected DSCR will be lower than 1.15:1.0 and (ii) the Loan Life Cover Ratio will be lower than 1.20:1.0. The facilities provided by the EIB include certain other representations and undertakings mandated by applicable EU regulation.

The Talasol Project Finance documents require that security interests be provided in connection with the following: (i) Talasol’s shares (held by the Company’s wholly-owned subsidiary, Ellomay Luxemburg), (ii) pledges over accounts, (iii) pledges over Talasol Project’s documents, (iv) pledges over receivables under the shareholders loans, (v) security assignment of hedging claims and (vi) promissory equipment mortgage.

In connection with the Talasol Project Finance, Ellomay Luxemburg, our wholly-owned subsidiary and the parent company of Talasol and the Company undertook separately to (indirectly) retain at least 50.1% of the shares in Talasol and not to buy any debt of, or hedging claims against, Talasol from the entities providing the financing to the Talasol Project.

On April 30, 2019, Talasol entered into a swap agreement, replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 0.9412%.

As the financing was structured for the term of the PPA signed in connection with the Talasol Project (ten years) plus additional three years beyond the term of the PPA, the Talasol Project Finance documentation requires Talasol to prepay the term loans via cash-sweeps to ensure that the term loans are repaid in full until the termination date of the PPA. Talasol has the option to place the relevant cash sweep amounts on a reserve account instead, and, in the event it enters into a satisfactory new power purchase agreement or power hedge agreement, the amounts on the reserve account may be transferred to the operating account of Talasol, to the extent they are not required in prepayment of the term loans to ensure that during the remainder of the term loans the base case ratios are complied with.